Credit Risk - Summary of Difference Between Maximum and Net Exposure to Credit Risk - IFRS 9 (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 97,764	£ 86,441
Collateral cash	(17,060)	(18,823)
Netting	(949)	(1,305)
Net exposure	328,792	316,322
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	287,500	276,800
Collateral cash	(200)	(200)
Collateral non-cash	(219,000)	(217,700)
Netting	(100)	(500)
Net exposure	111,300	99,900
Credit risk | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	288,800	277,600
Credit risk | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,500	26,400
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	43,500	26,400
Credit risk | Cash and balances at central banks | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,500	26,400
Credit risk | Cash and balances at central banks | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,700
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	9,000	9,700
Credit risk | Financial assets at FVOCI | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,700
Credit risk | Financial assets at FVOCI | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,100	41,500
Off-Balance Sheet | Credit risk | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,200	41,600
Off-Balance Sheet | Credit risk | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Off-Balance Sheet | Credit risk | Cash and balances at central banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Cash and balances at central banks | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Cash and balances at central banks | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	235,000	240,700
Collateral cash	(200)	(200)
Collateral non-cash	(219,000)	(217,700)
Netting	(100)	(500)
Net exposure	58,800	63,800
Financial assets at amortised cost | Credit risk | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	236,300	241,500
Financial assets at amortised cost | Credit risk | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	212,200	207,500
Collateral cash	(200)	(200)
Collateral non-cash	(199,500)	(194,600)
Netting	0	0
Net exposure	54,600	53,000
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Advances secured on residential property
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	169,700	165,400
Collateral cash	0	0
Collateral non-cash	(173,300)	(168,900)
Netting	0	0
Net exposure	9,700	9,900
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Loans to corporate entities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	23,900	26,800
Collateral cash	(100)	(100)
Collateral non-cash	(20,400)	(19,400)
Netting	0	0
Net exposure	18,700	21,500
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,500	6,100
Collateral cash	(100)	(100)
Collateral non-cash	(5,800)	(6,300)
Netting	0	0
Net exposure	800	0
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Other unsecured advances
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,900	7,000
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	23,200	19,400
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Amounts due from fellow banco santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,200
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	2,200	2,200
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	213,500	208,300
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Cost | Advances secured on residential property
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	170,000	165,600
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Cost | Loans to corporate entities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	24,500	27,000
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Cost | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	6,600	6,300
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Cost | Other unsecured advances
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	10,200	7,200
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Cost | Amounts due from fellow banco santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,200	2,200
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(1,300)	(800)
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Advances secured on residential property
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(200)
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Loans to corporate entities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(600)	(200)
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(200)
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Other unsecured advances
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(300)	(200)
Financial assets at amortised cost | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Amounts due from fellow banco santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000	2,500
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	3,000	3,700
Financial assets at amortised cost | Credit risk | Loans and advances to banks | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	2,000	2,500
Financial assets at amortised cost | Credit risk | Loans and advances to banks | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,600	23,600
Collateral cash	0	0
Collateral non-cash	(19,500)	(23,100)
Netting	(100)	(500)
Net exposure	0	0
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non trading | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	19,600	23,600
Financial assets at amortised cost | Credit risk | Reverse repurchase agreements - non trading | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	7,100
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	1,200	7,100
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,200	7,100
Financial assets at amortised cost | Credit risk | Other financial assets at amortised cost | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,100	41,500
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	43,200	41,600
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	42,100	40,300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Advances secured on residential property
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	13,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Loans to corporate entities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	15,300	14,200
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Other unsecured advances
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	12,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Amounts due from fellow banco santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	42,200	40,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Cost | Advances secured on residential property
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	13,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Cost | Loans to corporate entities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	15,400	14,300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Cost | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	200	300
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Cost | Other unsecured advances
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	13,300	12,400
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Cost | Amounts due from fellow banco santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Advances secured on residential property
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Loans to corporate entities
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	(100)	(100)
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Finance leases
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Other unsecured advances
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and Advances to Customers | Accumulated Impairment | Amounts due from fellow banco santander group subsidiaries and joint ventures
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to banks
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,200
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to banks | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	1,000	1,200
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Loans and advances to banks | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Reverse repurchase agreements - non trading
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Reverse repurchase agreements - non trading | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Reverse repurchase agreements - non trading | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Other financial assets at amortised cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Other financial assets at amortised cost | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Financial assets at amortised cost | Off-Balance Sheet | Credit risk | Other financial assets at amortised cost | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and Advances to Customers | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	0	100
Loans and Advances to Customers | Credit risk | Financial assets at FVOCI | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	100
Loans and Advances to Customers | Credit risk | Financial assets at FVOCI | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and Advances to Customers | Off-Balance Sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and Advances to Customers | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Loans and Advances to Customers | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,600
Collateral cash	0	0
Collateral non-cash	0	0
Netting	0	0
Net exposure	9,000	9,600
Debt securities | Credit risk | Financial assets at FVOCI | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	9,000	9,600
Debt securities | Credit risk | Financial assets at FVOCI | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-Balance Sheet | Credit risk | Financial assets at FVOCI
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Cost
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	0	0
Debt securities | Off-Balance Sheet | Credit risk | Financial assets at FVOCI | Accumulated Impairment
Disclosure of credit risk exposure [line items]
Maximum exposure to balance sheet	£ 0	£ 0